--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
REPORT OF THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                                  July 21, 1997

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the 'Fund') for its semi-annual period ended May 31, 1997 and to share our outlook for the rest of the Fund's fiscal year. The Fund's shares are traded on the New York Stock Exchange ('NYSE') under the symbol 'HTR'.

DESCRIPTION OF THE FUND

The Fund is a diversified closed-end investment company. The Fund's investment objective is to attempt to provide shareholders with a high total return, including short and long-term capital gains and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, mortgage-backed, asset-backed and high-yield corporate securities.

MARKET ENVIRONMENT

The economic growth in the second quarter has slowed from the torrid first quarter pace, leaving intact expectations for low inflation and a steady Federal Reserve interest-rate policy in the third and fourth quarters of 1997.

Over the long term, our outlook for the fixed income market continues to include lower interest rates. Positive fundamentals, such as a reduction in fiscal spending, a decline in global inflationary pressures, increasing productivity, technological advancements and higher savings and investment rates due to the aging of the 'baby boomer' segment of the population are major factors that should result in a decline in interest rates. The fixed income markets usually do reasonably well under these conditions.

PORTFOLIO STRATEGY AND PERFORMANCE

Hyperion Capital Management, Inc., the Fund's investment advisor, took steps, primarily in the latter half of last year, to guard against increases in prepayment risk associated with our mortgage-backed securities holdings. Prepayment risk in the mortgage market typically increases whenever the overall level of interest rates declines and homeowners can refinance their mortgage loans at lower rates. We have accomplished this prepayment protection by downsizing some of our more prepayment sensitive portfolio areas (i.e., agency pass-throughs and callable agency debentures) and replacing them with bonds less sensitive to prepayment risk (e.g., U.S. Treasury Obligations, call-protected asset-backed securities and planned amortization classes of agency collateralized mortgage obligations).

Over the last few months, interest rate volatility has been very low.

Consequently, portfolio managers who try to anticipate the direction of interest rates have been unable to significantly improve their investment returns through the use of this strategy. As a result, more investors are buying higher yielding bonds as a way to outperform their benchmarks. This trend has, in general, led to a compression in yield spreads for many sectors of the market. We have seen this tightening or improving price action in many sectors of our traditional market niches (i.e., subordinated collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and high-yield corporates).

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
REPORT OF THE INVESTMENT ADVISOR (CONTINUED)

--------------------------------------------------------------------------------

One total return strategy which we have employed in this environment is to move up in credit quality. That is, we have sold much of our lower-rated bonds in favor of higher credit-rated securities. This strategy was employed because we felt that the risk premium or additional yield offered in the market did not adequately compensate us for taking additional credit risk and to permanently capture in the Fund's Net Asset Value ('NAV'), some of the spread compression that we discussed above. For example, as of May 31, 1997, the percentage of high-yield Corporate Obligations within the portfolio was 4.0%. This level represents our smallest allocation to this sector during the last five years.

The performance of HTR continues to be comparable or better than similar closed-end fixed income funds. The Fund's total return for the six month period ending May 31, 1997 was 1.45%. Total investment return is computed based upon the change in NAV of the Fund's shares and includes reinvestment of dividends.

The monthly dividend on the Fund was reduced from $0.0750 per share to $0.0700 on July 11, 1997. This reduction was due to the overall decline in market yields, the improvement in portfolio credit quality discussed above and the increased cost of leverage. We believe that the strategy to improve credit quality will benefit shareholders in the long run. At the new dividend rate, HTR currently has a yield of 8.45% based on the NYSE closing price of $9.9375 on July 10, 1997. This yield is 220 basis points over the yield on the 10-year
U.S. Treasury Note.

The Fund, inclusive of leverage, is currently managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of approximately 5.8 years.

The chart that follows shows the allocation of the Fund's holdings by asset category on May 31, 1997.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
REPORT OF THE INVESTMENT ADVISOR (CONCLUDED)

--------------------------------------------------------------------------------

                      THE HYPERION TOTAL RETURN FUND, INC.
                  PORTFOLIO OF INVESTMENTS AS OF MAY 31, 1997*

      U.S. Government Agency Pass-Through Certificates              2.6%
      U.S. Government Agency Collateralized Mortgage Obligations   35.5%
      U.S. Treasury Obligations                                     9.1%
      Asset-Backed Securities                                      21.9%
      Commercial Collateralized Mortgage Obligations                7.6%
      Subordinated Collateralized Mortgage Obligations             14.5%
      Whole Loan Collateralized Mortgage Obligations                4.4%
      Corporate Obligations                                         4.0%
      Repurchase Agreement                                          0.4%

*As a percentage of total investments.

CONCLUSION

The Fund commits to its shareholders to continue to actively seek out the significant investment opportunities, and act on them in a timely fashion. As always, we welcome your questions and comments and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We will continue to do our best to manage the Fund so that it achieves its objectives. We appreciate the opportunity to serve your investment needs and we thank you for your continued support.

Sincerely,

CLIFFORD E. LAI
President,
The Hyperion Total Return Fund, Inc.
Managing Director and Chief Investment Officer,
Hyperion Capital Management, Inc.

KENNETH C. WEISS
Director & Senior Vice President,
The Hyperion Total Return Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.

JOHN N. DUNLEVY
Vice President,
The Hyperion Total Return Fund, Inc.
Director,
Hyperion Capital Management, Inc.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS
May 31, 1997 (unaudited)
                                                        Principal        Market
                            Current                      Amount          Value
                            Coupon       Maturity        (000s)         (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS--66.6%
U.S. GOVERNMENT AGENCY
  PASS-THROUGH CERTIFICATES
   --3.6%
Federal Home Loan Mortgage
  Corporation
                               8.00%     12/01/26       $   8,832@      $  9,021,949
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY
  PASS-THROUGH CERTIFICATES
  (Cost - $9,067,482)                                                      9,021,949
                                                                        ------------
U.S. GOVERNMENT AGENCY
  COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (REMICS)--50.2%
Federal Home Loan Mortgage
  Corporation
  Series 1643, Class PH,
    PAC                        5.75      07/15/23          12,000@        11,034,375
  Series 1701, Class C         6.50      03/15/09           5,884@         5,496,256
  Series 1701, Class PH,
    PAC                        6.50      03/15/09          10,000@         9,654,687
  Series 1675, Class KC        6.50      10/15/10           5,750          5,484,961
  Series 1839, Class A,
    PAC                        6.50      07/15/17          11,858@        11,772,709
  Series 1659, Class SD        8.50+     01/15/09           2,234          2,179,278
  Series 1565, Class L         9.00+     08/15/08           2,066          2,083,439
  Series 1587, Class SK        9.00+     10/15/08           1,857          1,874,031
  Series 1469, Class I         9.15+     03/15/00           2,184          2,177,478
  Series 1587, Class SF        9.29+     05/15/08             928            939,164
                                                                        ------------
                                                                          52,696,378
                                                                        ------------
Federal National Mortgage
  Association
  Series 1993-175, Class
    PT, PAC                    6.00      11/25/07          13,000@        12,547,031
  Series 1996-21, Class
    PJ, PAC                    6.00      12/25/10           7,428          6,872,851

  Series 1994-42, Class
    PG, PAC                    6.00      03/25/23          10,000@         9,350,000
  Series 1997-1, Class B       6.50      02/18/04          15,000@        14,606,250
  Series 1994-27, Class PM     6.50      11/25/10           7,760          7,397,463
  Series 1996-45, Class K      7.00      09/25/21           2,700          2,576,812
  Series 1990-128, Class
    J, PAC                     8.50      10/25/20           5,000          5,294,531
  Series 1994-12, Class SD     8.75+     01/25/09             849            837,240
  Series 1993-170, Class
    SC                         9.00+     09/25/08           4,612          4,667,956
  Series 1993-48, Class C      9.50      04/25/08           9,023          9,641,998
                                                                        ------------
                                                                          73,792,132
                                                                        ------------
TOTAL U.S. GOVERNMENT
  AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS
  (REMICS)
  (Cost - $126,898,627)                                                  126,488,510
                                                                        ------------
U.S. TREASURY OBLIGATIONS--
  12.8%
U.S. Treasury Notes            6.13      03/31/98          10,000@        10,021,875
                               6.25      02/28/02          11,500@        11,372,422
                               6.50      08/31/01          11,000@        10,998,281
                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost - $32,441,354)                                                    32,392,578
                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost - $168,407,463)                                                  167,903,037
                                                                        ------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
May 31, 1997 (unaudited)
                                                        Principal        Market
                            Current                      Amount          Value
                            Coupon       Maturity        (000s)         (Note 2)
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--
  31.0%
  Aegis Auto Receivables
    Trust
    Series 1996-3, Class C    11.10%     03/20/02       $   1,839(a)    $  1,195,028
    Series 1996-2, Class C    11.65      01/20/02             859(a)         558,163
    Series 1996-1, Class C    12.14      10/20/01           1,508(a)         980,043
                                                                        ------------
                                                                           2,733,234
                                                                        ------------
  Autobond Receivables
    Trust
    Series 1996-A, Class B    15.00      01/15/02           1,512(a)       1,511,946
    Series 1996-B, Class B    15.00      04/15/02           1,618(a)       1,617,873
                                                                        ------------
                                                                           3,129,819
                                                                        ------------
  Compania De Desarollo
    Aeropuerto
    Senior Secured Notes      10.19      05/31/11           1,000(a)       1,081,871
                                                                        ------------
  CST Export Master Trust
    Series 1997-1              8.22      03/01/04           5,000(a)       5,017,188
                                                                        ------------
  Financial Asset Securities
    Corporation Auto Trust
    Series 1996-1, Class B    10.00      11/15/01           2,587(a)       2,556,671
                                                                        ------------
  Financial Asset
    Securities Corporation
    Series 1996-A, Class C    11.91      09/10/01           1,287(a)(b)      514,747
    Series 1995-A, Class D    30.00      12/10/00           2,324(a)(b)    1,510,757
                                                                        ------------
                                                                           2,025,504
                                                                        ------------
  Franchise Loan
    Receivables Trust
    Series 1995-B, Class C     9.63      01/15/11           5,141(a)       5,477,432
                                                                        ------------
  GE Capital Mortgage
    Services, Inc.

    Series 1997-HE1, Class
    B1                         7.50      03/25/27           3,934          3,846,453
                                                                        ------------
  Green Tree Financial
    Corporation
    Series 1995-7, Class
    B1                         7.35      11/15/26           4,000          4,000,625
    Series 1997-3, Class
      B1                       7.51      07/15/28           4,000          4,000,625
                                                                        ------------
                                                                           8,001,250
                                                                        ------------
  Green Tree Home
    Improvement Loan Trust
    Series 1997-A, Class
    HEA6                       7.16      03/15/28           5,000          5,010,938
    Series 1996-F, Class
      HIB1                     7.25      11/15/27             500            493,203
    Series 1996-F, Class
      HIM1                     7.30      11/15/27           1,500          1,478,438
                                                                        ------------
                                                                           6,982,579
                                                                        ------------
  Health & Tennis Master
    Trust
    Series 1996-1, Class
    A-1                        8.43      08/15/02           2,500(a)       2,456,250
                                                                        ------------
  Health Care Receivables
    Securitization Program
    Series 1996-1, Class A     7.20      07/01/00           4,000(a)       4,021,250
                                                                        ------------
  Imexsa Export
    Trust-Senior
    Structured Export
    Certificates
    Series 1996-1             10.13      05/31/03           4,000(a)       4,208,750
                                                                        ------------

------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
 May 31, 1997 (unaudited)
                                                        Principal        Market
                            Current                      Amount          Value
                            Coupon       Maturity        (000s)         (Note 2)
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--
  31.0% (CONCLUDED)
  Mego Mortgage Home Loan
    Owner Trust
    Series 1997-1, Class
    A4                         7.33%     03/25/23       $   5,000       $  4,926,563
                                                                        ------------
  Mexican United States
    Floating Rate Notes        7.88+     08/06/01           2,750(a)       2,770,625
                                                                        ------------
  Santista Export
    Securitization I
    Limited
    Securitized Export
    Notes                      8.09      11/30/06           1,000(a)         990,657
                                                                        ------------
  Sears Credit Agreement
    Master Trust
    Series 1996-3, Class A     7.00      07/15/08           5,000          5,022,656
                                                                        ------------
  Standard Credit Card
    Master Trust
    Series 1995-1, Class B     8.45      01/07/07           5,600          5,992,875
                                                                        ------------
  Sterling Jewelers
    Receivables Master
    Trust
    Series 1995-1, Class B     8.02      11/02/04           4,000(a)       3,928,750
                                                                        ------------
  Structured Mortgage
    Asset Residential
    Trust
    Series 1997-2, Class A     8.24      03/15/06           2,935          2,930,868
                                                                        ------------
TOTAL ASSET-BACKED
  SECURITIES
  (Cost - $81,083,073)                                                    78,101,245
                                                                        ------------
------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (REMICS)--37.3%

WHOLE LOAN COLLATERALIZED
  MORTGAGE OBLIGATIONS--6.2%
  Citibank, N.A.
    Series 1987-A, Class 1     9.00      01/25/17           9,477          9,308,063
                                                                        ------------
  Prudential Home Mortgage
    Securities Co., Inc.
    Series 1993-5, Class
    A8                         8.28+     03/25/00           4,382          4,342,863
                                                                        ------------
  Residential Asset
    Securitization Trust
    Series 1997-A1, Class
    A8                         7.38      03/25/27           2,000          1,949,688
                                                                        ------------
TOTAL WHOLE LOAN COLLATE-
  RALIZED MORTGAGE OBLIGATIONS
  (Cost - $15,415,679)                                                    15,600,614
                                                                        ------------
COMMERCIAL COLLATERALIZED
  MORTGAGE OBLIGATIONS
  --10.6%
  Asset Securitization
    Corporation
    Series 1997-MD7, Class
    A3                         7.84      01/13/30           1,000          1,023,750
                                                                        ------------
  Bankers Trust Company
    Mortgage Investors Trust
    Series 1996-S1, Class
      E                       10.25      12/01/06           3,000(a)       3,000,938
                                                                        ------------
  DLJ Mortgage Acceptance
    Corporation
    Series 1995-CF2, Class
    S2, IO                     1.64+     12/17/27          48,300(a)       4,694,156
                                                                        ------------
  First Chicago/Lennar
    Trust I
    Series 1997-CHL1,
    Class D                    8.11      05/29/08           3,000(a)       2,812,500
                                                                        ------------
  Fleet Finance Home
    Equity Trust
    Series 1991-1, Class
    G, I/O-ette              499.40+     07/25/21              10(b)          50,000
                                                                        ------------
  Lennar Central Partners
    Limited Partnership
    Series 1994-1, Class D     9.89      09/15/04           2,321(a)       2,324,995
                                                                        ------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
May 31, 1997 (unaudited)
                                                        Principal        Market
                            Current                      Amount          Value
                            Coupon       Maturity        (000s)         (Note 2)
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (REMICS)--
   37.3% (CONTINUED)
COMMERCIAL COLLATERALIZED
  MORTGAGE OBLIGATIONS--
   10.6% (CONCLUDED)
  Paine Webber Mortgage
    Acceptance Corporation
    Series 1995-M2, Class
      C                        6.90%     12/01/03       $   5,000(a)    $  4,929,688
                                                                        ------------
  Potomac Gurnee Finance
    Corporation
    Series 1, Class A          6.89      12/21/26           5,967(a)       5,878,103
                                                                        ------------
  Resolution Trust Company
    Series 1994-N2, Class
    N4                        10.00      12/15/04             443(a)         443,365
    Series 1994-N2, Class
      5A                      10.63      12/15/04           2,000(a)       2,000,000
                                                                        ------------
                                                                           2,443,365
                                                                        ------------
TOTAL COMMERCIAL
  COLLATERALIZED MORTGAGE
   OBLIGATIONS
  (Cost - $30,104,348)                                                    27,157,495
                                                                        ------------
SUBORDINATED COLLATERALIZED
  MORTGAGE OBLIGATIONS
  --20.5%
  Banco Hipotecario
  Nacional--
  I Mortgage Fund
    Series 1996-1, Class
      A2                       7.36      09/25/01             658(a)         655,912
                                                                        ------------
  Banco Hipotecario
    Nacional--II
    Mortgage Trust

    Series 1997-1, Class
      A1                       7.14+     03/25/11           1,984(a)       1,984,257
                                                                        ------------
  Chase Mortgage Finance
    Corporation
    Series 1994-D, Class
    B3                         6.75      02/25/25             720            591,196
                                                                        ------------
  CitiCorp Mortgage
    Securities, Inc.
    Series 1993-12, Class
    B3                         6.50      10/25/23             902(a)         708,644
                                                                        ------------
  Countrywide Funding
    Corporation
    Series 1994-2, Class
    B2                         6.50      02/25/09             641            243,487
                                                                        ------------
  DLJ Mortgage Acceptance
    Corporation
    Series 1995-T10, Class
    C                         22.55+     09/02/23           2,526(a)(b)    1,898,524
                                                                        ------------
  GE Capital Mortgage
    Services, Inc.
    Series 1994-2, Class
    B5                         6.00      01/25/09             887(a)         265,993
    Series 1994-10, Class
      M                        6.50      03/25/24           5,787          5,286,706
    Series 1995-10, Class
      B3                       7.00      10/25/10             704            629,535
    Series 1994-17, Class
      B3                       7.00      05/25/24           1,974(a)       1,642,579
    Series 1996-3, Class
      B3                       7.00      03/25/26           1,857(a)       1,531,362
    Series 1995-7, Class
      B3                       7.50      09/25/25           2,957(a)       2,536,607
    Series 1996-9, Class
      B5                       7.50      06/25/26           1,348(a)         337,113
    Series 1996-HE3, Class
      B4                       8.25      09/25/26             583(a)         382,067
    Series 1996-HE3, Class
      B5                       8.25      09/25/26             744(a)         174,754
                                                                        ------------
                                                                          12,786,716
                                                                        ------------
  Independent National
    Mortgage Corporation
    Series 1995-Q, Class
    B1                         7.50      11/25/25           2,952          2,864,494
                                                                        ------------
  Paine Webber Mortgage
    Acceptance Corporation
    Series 1993-9, Class

      B1                       7.00      10/25/23           2,952          2,281,797
                                                                        ------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
 May 31, 1997 (unaudited)
                                                        Principal     Market
                            Current                      Amount       Value
                            Coupon       Maturity        (000s)      (Note 2)
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (REMICS)--
  37.3% (CONCLUDED)
SUBORDINATED COLLATERALIZED
  MORTGAGE OBLIGATIONS--
  20.5% (CONCLUDED)
  Prudential Home Mortgage
    Securities Co., Inc.
    Series 1996-5, Class
      B1                       7.25%     04/25/26       $   3,439    $  3,267,942
    Series 1996-5, Class
      B4                       7.25      04/25/26           1,376(a)      914,854
    Series 1996-5, Class
      B5                       7.25      04/25/26           1,376(a)      330,155
    Series 1993-E, Class
      B4                       7.39+     07/28/23           3,001(a)    2,663,936
    Series 1996-A, Class
      B1                       7.96+     05/28/26           3,113(a)    2,708,310
                                                                     ------------
                                                                        9,885,197
                                                                     ------------
  Residential Asset
    Securitization Trust
    Series 1996-A2, Class
      B3                       7.50      06/25/26           1,830       1,756,367
    Series 1997-A2, Class
      B1                       7.75      04/25/27           2,442       2,436,881
                                                                     ------------
                                                                        4,193,248
                                                                     ------------
  Residential Funding
    Mortgage Securities I,
    Inc.
    Series 1993-S49, Class
      B2                       6.00      12/25/08             263         196,177
    Series 1996-S5, Class
      B1                       6.75      02/25/11             570         499,479
    Series 1996-S8, Class
      B1                       6.75      03/25/11             546         478,275
    Series 1996-S13, Class

      B2                       7.00      05/25/11             386         290,348
    Series 1996-S13, Class
      B3                       7.00      05/25/11             379         128,872
    Series 1994-S13, Class
      M1                       7.00      05/25/24           3,872       3,692,207
    Series 1995-S12, Class
      B2                       7.25      08/25/10             337         261,801
    Series 1996-S17, Class
      B2                       7.25      07/25/11             299         226,585
    Series 1996-S17, Class
      B3                       7.25      07/25/11             299         104,585
    Series 1996-S4, Class
      M2                       7.25      02/25/26           2,102       2,001,503
    Series 1997-S2, Class
      B2                       7.50      01/25/27             846         575,967
    Series 1997-S2, Class
      M2                       7.50      01/25/27           1,794       1,735,498
    Series 1997-S3, Class
      B2                       7.50      02/25/27             515         349,788
    Series 1997-S7, Class
      B1                       7.50      05/25/27           1,187       1,038,702
    Series 1996-S23, Class
      B1                       7.75      11/25/26             696         606,409
    Series 1996-S23, Class
      B2                       7.75      11/25/26             518         360,167
    Series 1996-S22, Class
      B1                       8.00      10/25/26           1,055         934,497
                                                                     ------------
                                                                       13,480,860
                                                                     ------------
TOTAL SUBORDINATED
  COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost - $50,239,180)                                                 51,574,332
                                                                     ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (REMICS)
  (Cost - $95,759,207)                                                 94,332,441
                                                                     ------------
---------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--5.7%
AUTOMOTIVE--0.2%
  Western Star Truck
    Holdings                   8.75      05/01/07             500(a)      511,250
                                                                     ------------
BEVERAGES--0.2%
  Cott Corporation             9.38      07/01/05             500         515,000
                                                                     ------------
BUILDING &
  DEVELOPMENT--0.2%
  J. Ray McDermott, S.A.       9.38      07/15/06             500         505,000
                                                                     ------------
BUILDING PRODUCTS--0.1%
  Building Materials

    Corporation                8.63      12/15/06             250(a)      250,000
                                                                     ------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
May 31, 1997 (unaudited)
                                                        Principal     Market
                            Current                      Amount       Value
                            Coupon       Maturity        (000s)      (Note 2)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS--
5.7% (CONTINUED)
BUSINESS EQUIPMENT &
  SERVICES--0.1%
  Muzak L.P./Muzak Capital
    Corporation               10.00%     10/01/03       $     250    $    257,500
                                                                     ------------
CABLE TELEVISION--0.4%
  Century Communications
    Corporation                9.50      03/01/05             500         506,250
  Rogers Cablesystem, Ltd.     9.63      08/01/02             500         520,000
                                                                     ------------
                                                                        1,026,250
                                                                     ------------
CHEMICALS/PLASTICS--0.3%
  Buckeye Cellulose
    Corporation                8.50      12/15/05             500         495,000
  ISP Holdings, Inc.           9.00      10/15/03             250(a)      256,250
                                                                     ------------
                                                                          751,250
                                                                     ------------
CLOTHING/TEXTILES--0.2%
  Tultex Corporation          10.63      03/15/05             500         545,625
                                                                     ------------
ELECTRONICS/ELECTRIC--0.5%
  Mark IV Industries, Inc.     7.75      04/01/06             750         727,500
  Tracor, Inc.                 8.50      03/01/07             500(a)      505,000
                                                                     ------------
                                                                        1,232,500
                                                                     ------------
EQUIPMENT LEASING--0.1%
  Coinmach Corporation        11.75      11/15/05             250         275,000
                                                                     ------------
FOOD/DRUG RETAILERS--0.1%
  Quality Food Centers,
    Inc.                       8.70      03/15/07             250(a)      250,000
                                                                     ------------
FOOD SERVICE--0.4%
  Apple South, Inc.            9.75      06/01/06             500         513,125
  Host Marriott Travel

    Plaza                      9.50      05/15/05             500         521,875
                                                                     ------------
                                                                        1,035,000
                                                                     ------------
HEALTHCARE--0.2%
  Manor Care, Inc.             9.50      11/15/02             500         523,125
                                                                     ------------
HOME FURNISHINGS--0.2%
  Ekco Group, Inc.             9.25      04/01/06             500         501,250
                                                                     ------------
HOTELS/MOTELS/INNS AND
  CASINOS--0.1%
  Boyd Gaming Corporation      9.25      10/01/03             250         247,500
                                                                     ------------
INDUSTRIAL EQUIPMENT--0.1%
  Idex Corporation             9.75      09/15/02             250         261,250
                                                                     ------------
INSURANCE--0.2%
  Americo Life, Inc.           9.25      06/01/05             500         506,250
                                                                     ------------
NONFERROUS
  METALS/MINERALS--0.1%
  Easco Corporation           10.00      03/15/01             250         252,500
                                                                     ------------
OIL & GAS--0.2%
  Pogo Producing Company       8.75      05/15/07             500(a)      498,750
                                                                     ------------
PUBLISHING--0.2%
  K-III Communications
    Corporation                8.50      02/01/06             500         493,750
                                                                     ------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS (CONCLUDED)
May 31, 1997 (unaudited)
                                                        Principal     Market
                            Current                      Amount       Value
                            Coupon       Maturity        (000s)      (Note 2)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS--5.7%
  (CONCLUDED)
RETAILERS (OTHER THAN
  FOOD/DRUG)--0.2%
  Proffitt's, Inc.             8.13%     05/15/04       $     500(a) $    497,500
                                                                     ------------
STEEL--0.2%
  Ryerson Tull, Inc.           9.13      07/15/06             500         523,750
                                                                     ------------
SURFACE TRANSPORT--0.4%
  Moran Transportation
    Company                   11.75      07/15/04             250         273,125
  Newport News
    Shipbuilding, Inc.         8.63      12/01/06             250(a)      255,000
  Viking Star Shipping,
    Inc.                       9.63      07/15/03             500         517,500
                                                                     ------------
                                                                        1,045,625
                                                                     ------------
TELECOMMUNICATIONS/MOBILE,
  CELLULAR--0.3%
  Centennial Cellular
    Corporation                8.88      11/01/01             500         496,250
  Rogers Cantel, Inc.          9.38      06/01/08             250         260,000
                                                                     ------------
                                                                          756,250
                                                                     ------------
UTILITIES/ELECTRIC--0.5%
  California Energy
    Company, Inc.              9.88      06/30/03             500         532,500
  El Paso Electric Company     8.90      02/01/06             500         525,000
                                                                     ------------
                                                                        1,057,500
                                                                     ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost - $14,017,001)                                                 14,319,375
                                                                     ------------
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.6%
Dated 05/30/97, with State

  Street Bank and
  Trust Company, 5.15%,
  due 06/02/97;
  proceeds: $1,469,630;
  collateralized by
  $1,235,000 U.S. Treasury
  Note 9.00%,
  due 11/15/18, value:
  $1,501,023
  (Cost - $1,469,000)                                       1,469       1,469,000
                                                                     ------------
---------------------------------------------------------------------------------
TOTAL INVESTMENTS--141.2%
  (Cost - $360,735,744)                                              $356,125,098
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(41.2%)                                              (103,847,993)
                                                                     ------------
NET ASSETS--100.0%                                                   $252,277,105
                                                                     ------------
                                                                     ------------
---------------------------------------------------------------------------------

       @ Portion of or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)
   REMIC  Real Estate Mortgage Investment Conduit
     PAC  Planned Amortization Class
       +  Variable Rate Security: Coupon rate is rate in effect at May 31, 1997
     (a)  Private Placement
     (b)  Not readily marketable
      IO  Interest Only
I/O-ette  Interest-only security with nominal principal amount

---------------
See notes to financial statements.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $360,735,744) (Note 2)..............   $356,125,098
Cash............................................................            427
Interest receivable.............................................      3,820,033
Principal paydowns receivable...................................        617,368
Prepaid expenses................................................        105,162
                                                                   ------------
          Total assets..........................................    360,668,088
                                                                   ------------

LIABILITIES:
Reverse repurchase agreements (Note 5)..........................    106,952,125
Payable for investments purchased...............................      1,031,308
Interest payable (Note 5).......................................        158,898
Investment advisory fee payable (Note 3)........................        138,742
Accrued expenses and other liabilities..........................         67,220
Administration fee payable (Note 3).............................         42,690
                                                                   ------------
          Total liabilities.....................................    108,390,983
                                                                   ------------

NET ASSETS (equivalent to $10.21 per share based on 24,716,615
  shares outstanding)...........................................   $252,277,105
                                                                   ------------
                                                                   ------------

COMPOSITION OF NET ASSETS:
Capital stock, at par (Note 6)..................................   $    247,166
Additional paid-in capital......................................    275,806,797
Undistributed net investment income.............................        473,437
Accumulated net realized losses.................................    (19,639,649)
Net unrealized depreciation.....................................     (4,610,646)
                                                                   ------------
Net assets applicable to capital stock outstanding..............   $252,277,105
                                                                   ------------
                                                                   ------------

------------------
See notes to financial statements.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2):
  Interest......................................................   $13,827,024
                                                                   -----------
EXPENSES:
  Investment advisory fee (Note 3)..............................       822,925
  Administration fee (Note 3)...................................       253,208
  Insurance.....................................................        78,243
  Reports to shareholders.......................................        44,765
  Custodian.....................................................        38,923
  Transfer agency...............................................        32,357
  Audit and tax services........................................        27,400
  Directors' fees and expenses..................................        22,863
  Registration fees.............................................        16,175
  Legal.........................................................         4,806
  Miscellaneous.................................................         6,558
                                                                   -----------
     Total operating expenses...................................     1,348,223
          Interest expense (Note 5).............................     3,060,448
                                                                   -----------
     Total expenses.............................................     4,408,671
                                                                   -----------
  Net investment income.........................................     9,418,353
                                                                   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
  AND FUTURES TRANSACTIONS (Notes 2 and 4):
Net realized gain (loss) on:
  Investment transactions.......................................     2,874,095
  Futures transactions..........................................       (69,048)
                                                                   -----------
                                                                     2,805,047
                                                                   -----------

Net change in unrealized depreciation on investments............    (9,503,321)
                                                                   -----------
Net realized and unrealized loss on investment and futures
  transactions..................................................    (6,698,274)
                                                                   -----------
Net increase in net assets resulting from operations............   $ 2,720,079
                                                                   -----------
                                                                   -----------

------------------
See notes to financial statements.

                                       12

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Six     For the Year
                                                  Months Ended       Ended
                                                  May 31, 1997    November 30,
                                                  (unaudited)         1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income........................   $  9,418,353    $ 23,576,421
  Net realized gain on investment and futures
     transactions..............................      2,805,047       1,014,684
  Net change in unrealized depreciation on
     investment and futures transactions.......     (9,503,321)     (4,034,988)
                                                  ------------    ------------
  Net increase in net assets resulting from
     operations................................      2,720,079      20,556,117
                                                  ------------    ------------

DIVIDENDS TO SHAREHOLDERS (Note 2):
  Net investment income........................    (11,138,788)    (22,291,630)
                                                  ------------    ------------

CAPITAL STOCK TRANSACTIONS (Note 6):
  Cost of Fund shares repurchased and
     retired...................................       (417,600)       (173,100)
                                                  ------------    ------------
          Total decrease in net assets.........     (8,836,309)     (1,908,613)

NET ASSETS:
  Beginning of period..........................    261,113,414     263,022,027
                                                  ------------    ------------
  End of period (including undistributed net
     investment income of $473,437 and
     $2,193,872, respectively).................   $252,277,105    $261,113,414
                                                  ------------    ------------
                                                  ------------    ------------

---------------
See notes to financial statements.

                                       13

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH:
Cash flows provided by operating activities:
  Interest received (excluding net amortization of
     $295,505)..............................................   $  15,509,497
  Interest expense paid.....................................      (2,967,235)
  Operating expenses paid...................................      (1,494,320)
  Purchase of short-term portfolio investments, net.........      (1,208,000)
  Purchase of long-term portfolio investments...............    (288,004,301)
  Proceeds from disposition of long-term portfolio
     investments and principal paydowns.....................     291,341,542
  Net cash used for futures transactions....................         (69,048)
                                                               -------------
  Net cash provided by operating activities.................      13,108,135
                                                               -------------
Cash flows used for financing activities:
  Cash used to repurchase and retire Fund shares............        (417,600)
  Net cash used for reverse repurchase agreements...........      (1,394,625)
  Cash dividends paid.......................................     (11,285,396)
                                                               -------------
  Net cash used for financing activities....................     (13,097,621)
                                                               -------------
Net increase in cash........................................          10,514
Bank overdraft at beginning of period.......................         (10,087)
                                                               -------------
Cash at end of period.......................................   $         427
                                                               -------------
                                                               -------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations........   $   2,720,079
                                                               -------------
  Decrease in investments...................................       2,683,127
  Increase in net unrealized depreciation on investments....       9,503,321
  Decrease in interest receivable...........................         784,681
  Decrease in other assets..................................       8,306,866
  Decrease in accrued expenses and other liabilities........     (10,889,939)
                                                               -------------
          Total adjustments.................................      10,388,056
                                                               -------------
Net cash provided by operating activities...................   $  13,108,135
                                                               -------------
                                                               -------------

------------------
See notes to financial statements.


                                       14

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.


FINANCIAL HIGHLIGHTS

                                               For the Six     For the Year    For the Year    For the Year    For the Year
                                              Months Ended        Ended           Ended           Ended           Ended
                                              May 31, 1997     November 30,    November 30,    November 30,    November 30,
                                               (unaudited)         1996            1995            1994            1993
---------------------------------------------------------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   10.55        $  10.61        $   9.56        $  10.59        $  10.87
                                              -------------    ------------    ------------    ------------    ------------
Net investment income......................          0.38            0.95            0.92            1.07            1.07
Net effect of shares repurchased...........            --              --              --            0.01              --
Net realized and unrealized gains (losses)
  on investment and futures transactions...         (0.27)          (0.11)           1.13           (1.10)          (0.21)
                                              -------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value
  resulting from operations................          0.11            0.84            2.05           (0.02)           0.86
                                              -------------    ------------    ------------    ------------    ------------
Dividends from net investment income.......         (0.45)          (0.90)          (1.00)          (1.01)          (1.14)
                                              -------------    ------------    ------------    ------------    ------------
Net asset value, end of period.............     $   10.21        $  10.55        $  10.61        $   9.56        $  10.59
                                              -------------    ------------    ------------    ------------    ------------
                                              -------------    ------------    ------------    ------------    ------------
Market price, end of period................     $    9.63        $  9.375        $   9.00        $   8.50        $ 10.375
                                              -------------    ------------    ------------    ------------    ------------
                                              -------------    ------------    ------------    ------------    ------------
TOTAL INVESTMENT RETURN+...................         7.63%          14.97%          17.45%         (7.93)%         (0.89)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTARY
  DATA:
Net assets, end of period (000s)...........     $ 252,277        $261,113        $263,022        $237,208        $263,801
Total operating expenses...................         1.06%*          1.08%           1.07%           1.09%           1.08%
Interest expense...........................         2.42%*          2.34%           2.24%           1.75%           1.50%
Net investment income......................         7.44%*          9.26%           9.18%          10.63%           9.95%
Portfolio turnover rate....................           76%            227%            320%            234%            395%

------------
+ Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of sales loads or brokerage commissions.

* Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

1. THE FUND:

The Hyperion Total Return Fund, Inc. (the 'Fund'), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the '1940 Act') as a diversified, closed-end management investment company. The Fund had no transactions until July 20, 1989, when it sold 8,334 shares of common stock for $100,008 to Hyperion Capital Management, Inc. (the 'Advisor').

The Fund's investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund's investment objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments -- Where market quotations are readily available, Fund securities are valued based upon the current bid price. The Fund values mortgage-backed securities ('MBS') and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates.

Options Written or Purchased -- The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Financial Futures Contracts -- A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by 'marking-to-market' on a daily basis to reflect the market value of the contract

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
May 31, 1997 (unaudited)
--------------------------------------------------------------------------------
at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to adjust the portfolio for fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid secondary market.

Securities Transactions and Investment Income --
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on certain securities are accreted and amortized using the effective yield to maturity method.

Taxes -- It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions -- The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information -- The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements -- The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH
   AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. For the six months ended May 31, 1997, the Advisor earned $822,925 in Investment Advisory Fees.

The Advisor has entered into a Sub-Advisory Agreement with Pacholder Associates, Inc. ('Pacholder'). Under the terms of the agreement, Pacholder is to assist in managing the Fund's investments in High Yield Securities and to provide such investment research and advice regarding High Yield Securities as may be necessary for the operation of the Fund. For such services, the Advisor will pay, out of its advisory fee, a monthly fee at an annual rate of 0.35% of the portion of the Fund's average weekly net assets that is invested in High Yield Securities. For the six months ended May 31, 1997, Pacholder earned $25,149 in Sub-Advisory Fees.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the 'Administrator'). The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund, and preparing reports and other

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

documents required by federal, state, and other applicable laws and regulations, and provides the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. For the six months ended May 31, 1997, the Administrator earned $253,208 in Administration Fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

4. PURCHASES AND SALES OF INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 1997 were $203,722,119 and $160,733,543, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 1997 were $73,356,345 and $109,591,121, respectively. For purposes of this footnote, U.S. Government securities include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation and Government National Mortgage Association.

The federal income tax basis of the Fund's investments at May 31, 1997 was $360,735,744 and, accordingly, net unrealized depreciation for federal income tax purposes was $4,610,646 (gross unrealized appreciation -- $3,024,675; gross unrealized depreciation -- $7,635,321). At tax year end November 30, 1996, the Fund had a capital loss carryforward of approximately $22,414,206, of which

$4,576,305 and $17,837,901 expire in 2000 and 2002, respectively, available to offset any future capital gains.

5. BORROWINGS:

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement , the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 1997, the Fund had the following reverse repurchase agreements outstanding:

                                         MATURITY IN
                                       ZERO TO 30 DAYS
                                       ---------------
Maturity Amount.....................    $ 107,209,163
                                       ---------------
Market Value of Assets Sold Under
  Agreements........................    $ 109,272,861
                                       ---------------
Weighted Average Interest Rate......            5.56%
                                       ---------------

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 1997, was approximately $112,371,690 at a weighted average interest rate of 5.46%. The maximum amount of reverse repurchase agreements outstanding at any time during the six months was $120,040,250, as of December 17, 1996, which was 31.02% of total assets.

6. CAPITAL STOCK:

There are 50 million shares of $0.01 par value common stock authorized. Of the 24,716,615 shares outstanding at May 31, 1997, the Advisor owned 8,334 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.


As of May 31, 1997, 261,700 shares have been repurchased pursuant to this program at a cost of $2,256,564 and at an average discount of 13.36% from its net asset value. For the six months ended May 31, 1997, 45,000 shares have been repurchased at a cost of $417,600 and at an average discount of 8.14% from its net asset value. All shares repurchased have been retired.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
May 31, 1997 (unaudited)
--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS:

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There were no open futures contracts at May 31, 1997.

There was no written option activity for the six months ended May 31, 1997.

8. SUBSEQUENT EVENTS:

The Fund's Board of Directors declared the following regular monthly dividends:

                      DIVIDEND      RECORD      PAYABLE
                      PER SHARE      DATE         DATE
                      ---------    --------     --------
                      $0.075       06/16/97     06/26/97
                      $0.070       07/21/97     07/31/97

--------------------------------------------------------------------------------
                                 PROXY RESULTS
--------------------------------------------------------------------------------

During the six months ended May 31, 1997, The Hyperion Total Return Fund, Inc. shareholders voted on the following proposals at a shareholders meeting on April 22, 1997. The description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------
                                                                             SHARES VOTED        SHARES VOTED
                                                                                  FOR         WITHOUT AUTHORITY
-----------------------------------------------------------------------------------------------------------------
1. To elect the members to the Fund's
   Board of Directors:                                   Garth Marston          22,813,725          341,398
                                                         Kenneth C. Weiss       22,879,079          276,044


-----------------------------------------------------------------------------------------------------------------


                                                           SHARES VOTED      SHARES VOTED        SHARES VOTED
                                                               FOR              AGAINST            ABSTAIN
-----------------------------------------------------------------------------------------------------------------
2. To select Deloitte & Touche LLP as
   the Fund's independent auditors:                         22,667,011          147,492          340,620

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
SELECTED QUARTERLY FINANCIAL DATA
(unaudited)
--------------------------------------------------------------------------------
                                               PER SHARE
                           -------------------------------------------------
                              NET       REALIZED   UNREALIZED
                           INVESTMENT     GAIN        GAIN       DIVIDEND/
QUARTERLY PERIOD             INCOME      (LOSS)      (LOSS)     DISTRIBUTION
----------------------------------------------------------------------------
February 28, 1991            $ 0.29      $ 0.01      $ 0.12        $(0.30)
May 31, 1991                   0.32        0.02        0.16         (0.30)
August 31, 1991                0.30       (0.06)       0.26         (0.30)
November 30, 1991              0.33       (0.18)       0.28         (0.20)
February 29, 1992              0.30        0.34        0.59         (0.34)
May 31, 1992                   0.30       (0.35)       0.15         (0.30)
August 31, 1992                0.30       (0.19)       0.29         (0.30)
November 30, 1992              0.29       (0.27)       0.03         (0.29)
February 28, 1993              0.28       (0.11)       0.03         (0.29)
May 31, 1993                   0.28        0.08       (0.19)        (0.38)
August 31, 1993                0.25        0.07        0.16         (0.28)
November 30, 1993              0.26       (0.08)      (0.17)        (0.19)
February 28, 1994              0.26       (0.23)       0.14         (0.35)
May 31, 1994                   0.29       (0.22)      (0.35)        (0.26)
August 31, 1994                0.29       (0.09)       0.03         (0.24)
November 30, 1994              0.23       (0.09)      (0.29)        (0.16)
February 28, 1995              0.23       (0.16)       0.42         (0.35)
May 31, 1995                   0.23        0.18        0.37         (0.22)
August 31, 1995                0.23        0.18       (0.22)        (0.22)
November 30, 1995              0.23        0.21        0.15         (0.21)
February 28, 1996              0.25        0.17       (0.38)        (0.24)
May 31, 1996                   0.25       (0.09)      (0.40)        (0.21)
August 31,1996                 0.23       (0.12)       0.10         (0.23)
November 30, 1996              0.22        0.08        0.52         (0.22)
February 28, 1997              0.18        0.09       (0.27)        (0.23)
May 31, 1997                   0.20        0.02       (0.11)        (0.22)


                             MARKET PRICE              NAV
                           -----------------      ---------------   VOLUME
QUARTERLY PERIOD           HIGH          LOW      HIGH        LOW   (000'S)
----------------------------------------------------------------------------
February 28, 1991          $    11      $ 9 5/8   $10.91   $10.70    3,040
May 31, 1991                    11 1/4   10 1/8    11.12    10.86    4,287
August 31, 1991                 11 5/8   10 3/4    11.32    11.06    2,469
November 30, 1991               12       11 3/8    11.50    11.29    2,674
February 29, 1992               12       11        11.46    10.94    4,012
May 31, 1992                    12 1/4   11 1/8    11.07    10.86    2,843
August 31, 1992                 12 1/8   11 1/8    11.12    10.91    3,539
November 30, 1992               11 7/8   11 3/8    11.15    10.76    2,120
February 28, 1993               12       11        10.89    10.77    2,104
May 31, 1993                    12       10 3/4    10.69    10.56    2,349

August 31, 1993                 11 7/8   10 1/2    10.86    10.62    4,997
November 30, 1993               11        9 7/8    10.81    10.60    3,673
February 28, 1994               10 7/8   10        10.66    10.48    2,591
May 31, 1994                    10 5/8    9        10.36     9.85    1,898
August 31, 1994                  9 1/4    8 1/2     9.98     9.87    2,249
November 30, 1994                8 7/8    7 5/8     9.81     9.53    2,879
February 28, 1995                8 7/8    8         9.70     9.40    2,405
May 31, 1995                     9        8 1/2    10.18     9.69    1,565
August 31, 1995                  9 3/8    8 3/8    10.37    10.04    2,129
November 30, 1995                9 1/8    8 5/8    10.61    10.23    1,698
February 28, 1996                9 5/8    9        10.78    10.41    2,217
May 31, 1996                     9 1/4    8 3/8    10.45     9.99    2,068
August 31,1996                   9 1/4    8 1/4    10.26     9.83    2,190
November 30, 1996                9 1/2    8 7/8    10.55    10.01    1,334
February 28, 1997                9 5/8    9        10.52    10.25    1,664
May 31, 1997                     9 3/4    9 1/8    10.31    10.03    1,819

--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
FOR GENERAL INFORMATION ABOUT THE FUND:
(800) HYPERION

SUB-ADVISOR

PACHOLDER ASSOCIATES, INC.
Towers of Kenwood
8044 Montgomery Road
Suite 382
Cincinnati, Ohio 45236

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

TRANSFER AGENT

BOSTON EQUISERVE L.P.
Investor Relations Department
P.O. Box 8200
Boston, Massachusetts 02266-8200
FOR SHAREHOLDER SERVICES:
(800) 426-5523

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP

Two World Financial Center
New York, New York 10281-1438

LEGAL COUNSEL

GIBSON DUNN & CRUTCHER LLP
1050 Connecticut Avenue, N.W., 9th Floor
Washington D.C. 20036-5303

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares of beneficial interest in the open market at prevailing market prices.

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

--------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the 'Plan') is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by State Street Bank and Trust Company (the 'Plan Agent') in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts if, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, State Street Bank and Trust Company, by calling 1-800-426-5523.

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

--------------------------------------------------------------------------------

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

------------------------------------------------------

OFFICERS & DIRECTORS

------------------------------------------------------

Lewis S. Ranieri
Chairman

Rodman L. Drake*
Director

Garth Marston*
Director

Leo M. Walsh, Jr.*
Director
                                                SEMI-ANNUAL REPORT
Harry E. Petersen, Jr.*
Director                                           MAY 31, 1997

Kenneth C. Weiss
Director & Senior Vice President

Patricia A. Sloan
Director & Secretary

Clifford E. Lai
President

John N. Dunlevy
Vice President

Patricia A. Botta
Vice President

Joseph W. Sullivan
Treasurer

* Audit Committee Members

--------------------------------------------------------------------------------
                                    [LOGO]
--------------------------------------------------------------------------------

The accompanying financial statements as of May 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                      THE HYPERION TOTAL RETURN FUND, INC.
                               One Liberty Plaza

                            165 Broadway, 36th Floor
                            New York, NY 10006-1404